Cash and Cash Equivalents, Restricted Cash Advances and Collateral (Tables)	12 Months Ended
Dec. 31, 2017
Restricted Cash Advances And Collateral [Abstract]
Schedule Of Restricted Cash Advances and Collateral Explanatory

Restricted cash held by the Corporation consists of the following components:

	As at December 31,
	2017	2016
	$000’s	$000’s
Guarantees in connection with licenses held	4,333	5,728
Funds in connection with hedging contracts	5,113	2,879
Segregated funds in respect of payment processors	2,749	2,625
Guarantee in connection with acquisition of a subsidiary	1,201	—
Cash portion of Kentucky Bond Collateral *	40,000	40,000
Other	300	263
Restricted cash advances and collateral – total	53,696	51,495
Restricted cash advances and collateral – current portion	7,862	5,767
Restricted cash advances and collateral – non-current portion	45,834	45,728